STOCK OPTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	8,764,195	8,685,095	6,050,623
Number of shares, Granted (in shares)	358,000	376,600	2,759,472
Number of shares, Exercised (in shares)			0
Number of shares, Forfeited (in shares)	(64,000)	(297,500)	(125,000)
Number of shares, Outstanding at end of period (in shares)	9,058,195	8,764,195	8,685,095
Number of shares, Exercisable (in shares)	8,755,445	8,657,195
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 1.60	$ 1.62	$ 1.82
Weighted-average exercise price, Granted (in dollars per share)	0.16	0.79	1.26
Weighted-average exercise price, Exercised (in dollars per share)			0
Weighted-average exercise price, Forfeited (in dollars per share)	1.90	2.08	1.50
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	1.54	1.60	$ 1.62
Weighted-average exercise price, Exercisable (in dollars per share)	$ 1.58	$ 1.61
Weighted-average remaining contractual term, Outstanding	3 years	3 years 2 months 12 days	4 years
Weighted-average remaining contractual term, Exercisable	3 years	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 0	$ 0	$ 46
Aggregate intrinsic value, Exercisable (in dollars)	$ 0	$ 0